INVESTMENT IN THE HONG KONG JOINT VENTURE	12 Months Ended
Mar. 31, 2021
INVESTMENT IN THE HONG KONG JOINT VENTURE
INVESTMENT IN THE HONG KONG JOINT VENTURE

NOTE C – INVESTMENT IN THE HONG KONG JOINT VENTURE

The Company held a fifty percent interest in Eyston Company Limited, the Hong Kong Joint Venture, which has manufacturing facilities in the People’s Republic of China, for the manufacturing of certain of our electronic and electrical products. The Company sold its fifty percent interest in the Hong Kong Joint Venture in exchange for $4,000,000. The Company recorded a loss related to the sale of the Company’s investment in the Hong Kong Joint Venture of $2,472,620, and a loss from its equity share of the Hong Kong Joint Venture’s net loss for the year ended March 31, 2020 of $1,369,655. The combined loss is recorded as the loss from investment in the Hong Kong Joint Venture on the Consolidated Statements of Operations for the year ended March 31, 2020. The proceeds of the sale were used to reduce our outstanding trade account payable balance owed to the Hong Kong Joint Venture. There are no material differences between US-GAAP and those used by the Hong Kong Joint Venture.

The following represents summarized financial information derived from the financial statements of the Hong Kong Joint Venture for the fiscal year ended March 31, 2020.

For the Year Ended March 31,
2020
Net Sales	$8,054,070

Gross Profit	276,787

Net Loss	(3,235,107)

During the year ended March 31, 2021 and 2020, the Company purchased $7,612,131 and $7,335,646, respectively, of finished product from Eyston, which represented 77.6% and 82.7%, respectively, of the Company’s total finished product purchases.

Effective March 31, 2020, the Company sold its fifty percent ownership interest in the Hong Kong Joint Venture and converted $1,081,440 of trade accounts payable due to the Hong Kong Joint Venture to an unsecured long-term interest only note payable with the principal balance due in April 2022. Interest is based on the Shanghai Commercial Bank Limited in Hong Kong US Dollar prime rate published on the first day of each calendar month plus 2% (5.25% effective rate at March 31, 2020) and is payable monthly. For the fiscal year ended March 31, 2020 the Company had secured extended payment terms for purchases up to $4,000,000 from Eyston for the purchase of sealed battery alarms. These amounts were unsecured, incurred interest at 5.5% per annum, and provided for repayment terms of 120 days for each purchase.